John Hancock Global Environmental Opportunities Fund Average Annual Total Returns - Class NAV [Member]		12 Months Ended	53 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	9.97%	11.19%	11.72%
Class NAV
Prospectus [Line Items]
Average Annual Return, Percent		5.45%	1.41%
Performance Inception Date	Jul. 21, 2021
Class NAV | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.70%	0.68%
Class NAV | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.47%	1.07%